INVENTORIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory write down	$ 630,000	$ 310,000	$ 1,581,043	$ 526,068	$ 1,499,938	$ 644,101